13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

13F

FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Mt. Auburn Management
Address:	79 Milk Street
	Suite 1102
	Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

/s/	Suzanne E. Werber	Boston, MA	August 10, 2000


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	11

Form 13F Information Table Value Total:	$1,593,257



List of Other Managers:	NONE

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/
SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT
PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- -
-- ---- ------- ------------ -------- -------- --------
America Online                 COM              02364J104    84353  1601000
SH       SOLE                           1601000
BMC Software                   COM              055921100    61184  1677000
SH       SOLE                           1677000
EMC Corp                       COM              268648102   348000  4523150
SH       SOLE                           4523150
Oracle Corp                    COM              68389X105   138073  1642500
SH       SOLE                           1642500
Solectron Corp                 COM              834182107   268565  6413500
SH       SOLE                           6413500
Sun Microsystems               COM              866810104   232936  2561500
SH       SOLE                           2561500
Tellabs                        COM              879664100   139560  2039230
SH       SOLE                           2039230
Texas Instruments              COM              882508104   227596  3313500
SH       SOLE                           3313500
WorldCom                       COM              55268B106     1590    34650
SH       SOLE                             34650
Yahoo                          COM              984332106    88533   714700
SH       SOLE                            714700
i2 Technologies                COM              465754109     2867    27500
SH       SOLE                             27500